UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

With copy to:

Stephanie A. Djinis, Esq

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Pinnacle Value Fund

A Series of

Bertolet Capital Trust

Semi-Annual Report

June 30, 2004

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments
		June 30, 2004 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
4,000	Sifco Industries, Inc. *	$ 7,600	$ 14,720	10366.20%

Apparel/Accessories
17,400	Cutter & Buck, Inc.	99,133	179,220
3,000	Delta Apparel *	46,069	73,050
		145,202	252,270	4.19%

Chemical Distribution
15,600	Arrow Magolia *	25,649	24,804	0.41%

Electric Housewares
200	National Presto Industries, Inc.	8,188	8,246	0.14%

Financial Services
61,500	Cadus Corp*	99,166	9,7785
200	Capital Southwest	11,508	15,762
65,000	Equidyne*	41,050	34,450
28,400	Kent Financial*	69,397	65,036
2,000	MFC Bancorp*	38,080	37,180
31,000	MVC Capital *	251,369	292,640
3,000	Refac*	14,856	14,400
		525,426	557,253	9.25%
Food Processing
4,500	Golden Enterprises, Inc.	9,900	12,690	0.21%

Footwear
82,600	Barry R G Corp. *	173,814	134,638	2.24%

Furniture & Fixtures
13,900	Reconditioned Systems *	24,980	17,514	0.29%

Hotels & Motels
8,200	Prime Hospitality Corp. *	50,388	87,084	1.45%

Instruments For Measurement, Display, and Control
4,300	Electro Sensors, Inc.	20,124	19,780	0.33%

Insurance
12,800	SCPIE Holdings, Inc. *	114,892	116,480	1.93%

Manufacturing of Hook Loop Fasteners
200	Velcro Industries NV	2,449	2,302	0.04%

Manufacturing Housing
500	Liberty Homes, Inc.	2,085	2,000
1,100	Patrick Industries, Inc. *	6,996	10,780
48,000	Southern Energy Homes *	106,489	196,800
		115,570	209,580	3.48%
Metals Distribution
4,000	Friedman Industries	11,747	18,520	0.31%

Miscellaneous Capital Goods
5,900	Hardinge, Inc.	$ 44,686	$ 70,446
1,500	Minuteman International, Inc.	12,075	19,485
		56,761	89,931	1.49%

Patent Owners & Lessors
38,500	Opti*	56,172	61,600	1.02%

Conglomerate
45,200	Regency Affiliates *	278,595	291,540
300	United Capital*	5,439	5,109
		284,034	296,649	4.92%
Retail
6,000	Deb Shops, Inc.	111,276	144,360
31,800	United Retail Group, Inc. *	71,024	81,408	1.34%
		182,300	225,768

Ship & Boat Building & Repairing
38,300	Conrad Ind. *	85,363	92,303	1.53%

Sporting & Athletic Goods
200	Callaway Golf Co.	2,252	2,268	0.04%

Textile & Mill Products
23,000	Delta Woodside*	25,927	25,760
52,000	Unifi, Inc. *	177,251	152,361	2.53%
		203,178	178,121

Real Estate Investment Trusts
4,700	BRT Realty Trust	104,425	91,650
14,000	First Union Real Estate & Mortgage Investments	40,006	44,240
10,500	Price Legacy	162,587	193,830
30	USA Real Estate Investors Trust	14,490	14,250
		321,508	343,970	5.71%

Total for Common Stocks		$ 2,427,497	$ 2,766,491	45.93%

Auction Market Preferreds
4	AIM Select Real Estate, Inc. Fund Pfd - F	100,000	100,000
4	Advent Claymore Pfd - M7	100,000	100,000
4	Pioneer High Income Trust Pfd - M	100,000	100,000
4	Western Asset Premier Bond Fund Pfd - M	100,000	100,000
		400,000	400,000	6.64%

Convertible Preferreds
14,300	Ameritrans Capital Corp. Preferred	161,196	178,750
24,000	Aristotle Corp. Convertible Pfd - I	183,154	184,320
4,000	First Union Real Estate 8.4% Convertible Pfd - A	96,090	97,320
		440,440	460,390	7.64%

Cash and Equivalents
305,361	First Amer Govt Obligation Fund 0.60%	305,361	305,361	5.07%
500,000	US Bank Repo 6/1/2004 .92% 7/1/2004	500,000	500,000	8.30%
500,000	US Bank Repo 6/7/2004 .92% 7/7/2004	500,000	500,000	8.30%
500,000	US Bank Repo 6/14/2004 .92% 7/14/2004	500,000	500,000	8.30%
500,000	US Bank Repo 6/21/2004 .92% 7/21/2004	500,000	500,000	8.30%
		2,305,361	2,305,361	38.27%

Total Investments		$ 5,573,298	$ 5,932,242	98.48%

	Assets less other Liabilities		91,561	1.52%

	Net Assets		$ 6,023,803	100.00%

The accompanying notes are an integral part of the financial statements.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 5,932,242
(Identified Cost $5,573,298 )
Receivables:
Cash	9,092
Dividends and Interest	3,469
Receivable for Securities Sold	132,540
Total Assets	6,077,343
Liabilities:
Payables:
Management Fees	18,215
Accrued Expenses	20,867
Securities Purchased	14,458
Total Liabilities	53,540
Net Assets	$ 6,023,803
Net Assets Consist of:
Paid-In Capital	$ 5,504,125
Accumulated Undistributed Net Investment Loss	(17,045)
Accumulated Realized Gain on Investments - Net	177,779
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	358,944
Net Assets, for 513,052 Shares Outstanding	$ 6,023,803
Net Asset Value and Redemption Price
Per Share ($6,023,803/513,052 shares)	$ 11.74

The accompanying notes are an integral part of the financial statements.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST
Statement of Operations	(Unaudited)
1/1/2004
to
6/30/2004
Investment Income:
Dividends	$ 25,785
Interest	7,106
Total Investment Income	32,891
Expenses: (Note 2)
Investment Advisor Fees	34,871
Audit Fees	4,987
Accounting Fees	7,090
Transfer Agent Fees	3,140
Custodial Fees	1,772
Trustee Fees	1,995
Legal Fees	2,992
Printing & Mailing Fees	2,225
Registration Fees	3,125
Miscellaneous Fees	684
Insurance Fees	4,296
Total Expenses	67,177
Reimbursed Expenses	(17,241)
Net Expenses	49,936

Net Investment Loss	(17,045)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	116,259
Unrealized Appreciation on Investments	119,482
Net Realized and Unrealized Gain on Investments	235,741

Net Increase in Net Assets from Operations	$ 218,696

The accompanying notes are an integral part of the financial statements.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

Statement of Changes in Net Assets	(Unaudited)
	1/1/2004	4/1/2003*
	to	to
	6/30/2004	12/31/2003
From Operations:
Net Investment Loss	$ (17,045)	$ (23,221)
Net Realized Gain on Investments	116,259	124,337
Net Unrealized Appreciation	119,482	239,463
Increase in Net Assets from Operations	218,696	340,579
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	(39,595)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,324,697	4,285,322
Shares issued in Reinvestment of Dividends	0	38,470
Cost of Shares Redeemed	(244,366)	0
Net Increase from Shareholder Activity	1,080,331	4,323,792

Net Increase in Net Assets	1,299,027	4,624,776

Net Assets at Beginning of Period	4,724,776	100,000
Net Assets at End of Period	$ 6,023,803	$ 4,724,776

Share Transactions:
Issued	114,776	405,899
Reinvested	-	3,441
Redeemed	(21,064)	-
Net increase in shares	93,712	409,340
Shares outstanding beginning of period	419,340	10,000
Shares outstanding end of period	513,052	419,340

*commencement of operations

The accompanying notes are an integral part of the financial statements.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2004	4/1/2003*
	to	to
	6/30/2004	12/31/2003
Net Asset Value -
Beginning of Period	$11.27	$10.00
Net Investment Loss	(0.04)	(0.09)
Net Gains or Losses on Securities
(realized and unrealized)	0.51	1.46
Total from Investment Operations	0.47	1.37

Distributions from Capital Gains	0.00	(0.10)

Net Asset Value -
End of Period	$11.74	$11.27

Total Return	4.17%	13.71%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	6,024	4,725

Before Reimbursement
Ratio of Expenses to Average Net Assets	2.41%	4.00%	**
Ratio of Net Loss to Average Net Assets	(1.23)%	(3.38)%	**
After Reimbursement
Ratio of Expenses to Average Net Assets	1.79%	1.78%	**
Ratio of Net Loss to Average Net Assets	(0.61)%	(1.16)%	**

Portfolio Turnover Rate	77.04%	68.44%

*commencement of operations
** annualized

The accompanying notes are an integral part of the financial statements.

PINNACLE VALUE FUND

BERTOLET CAPITAL TRUST

NOTES TO FINANCIAL STATEMENTS

   JUNE 30, 2004 (UNAUDITED)

1.)

ORGANIZATION:

Pinnacle Value Fund (”Fund”) is registered under the Investment Company Act of 1940 as an open-end investment management company and is the only series of the Bertolet Capital Trust, a Delaware business trust organized on January 1, 2003 (“Trust”). The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Fund shares.  Each share of the Fund has equal voting, dividend, distribution, and liquidation rights. The Fund’s investment objective is long term capital appreciation with income as a secondary objective.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund will primarily invest in equities and convertible securities.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

The Company records security transactions based on a trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

INCOME TAXES:

Federal income taxes. The Company’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Bertolet Capital LLC (the Adviser).  Under the Agreement, the Adviser receives a fee equal to the annual rate of 1.25% of the Fund’s average daily net assets.  For the six months ended June 30, 2004, the Adviser waived $17,241 of its fee.  An officer and trustee of the Fund is also an officer and trustee of the Adviser.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to t he Fund.  Fees waived or expenses reimbursed during a given year may be paid to the Adviser during the following three year period to the extent that payment of such expenses does not cause the Fund to exceed the expense limitation.  At June 30, 2004, the cumulative unreimbursed amount paid/or waived by the Advisor on behalf of the Fund is $61,812.  The Adviser may recapture this amount no later than December 31, 2006.

4.)

PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,923,187 and $1,151,023 respectively. Purchases and sales of U.S. Government obligations and short-term investments aggregated $4,500,000 and $3,000,000 respectively

5.)

SECURITY TRANSACTIONS

Net Investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of was sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

As of June 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

Costs of investments	$5,573,298

Gross tax unrealized appreciation	$473,892
Gross tax unrealized depreciation	(114,947)
Net tax unrealized appreciation	358,945

Accumulated capital gains	177,779

6.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, the Deysher family held, in aggregate, more than 12.6% of the Fund.

SUPPLEMENTAL INFORMATION (Unaudited)

The following table provides biographical information with respect to each Trustee.

Name, Age	Position with Fund	Term of Office Length of Time Served	Principal Occupation During Past 5 years	Other Directorships

Interested Trustee
John E. Deysher, CFA (49)	Trustee	Unlimited	President, Secretary, Treasurer	None
		Since Inception	Pinnacle Value Fund
Principal, Portfolio Manager
Royce & Associates

Independent Trustees
Edward P. Breau, CFA (71)	Trustee	Unlimited	Private Investor	None
Since Inception

Richard M. Connelly (48)	Trustee	Unlimited	Associate General Counsel	None
		Since Inception	JG Wentworth (finance)

James W. Denney (39)	Trustee	Unlimited	President, Mohawk Asset	Director, Electric
		Since Inception	Management	City Funds

TRUSTEES AND SERVICE PROVIDERS

Trustees: Edward P. Breau, Richard M. Connelly, James W. Denney, John E. Deysher

Transfer Agent: Mutual Shareholder Services, 8869 Brecksville Rd-C, Brecksville OH 44141

Custodian: US Bank, 425 Walnut St., Cincinnati OH 45202

Auditor: Tait, Weller & Baker, 1818 Market St, Suite 2400, Philadelphia PA 19103

Legal Counsel: Law Offices of Stephanie A. Djinis, 1749 Old Meadow Rd.-310, McLean, VA 22102

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 16, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date August 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date August 18, 2004

* Print the name and title of each signing officer under his or her signature.